RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 10 — RELATED PARTY TRANSACTIONS

In May 2015, the Company entered into a participation agreement (“Participation Agreement”) with Providence. As discussed elsewhere in this report, Providence is also the Company’s primary lender through which the Company currently maintains a $5,000,000 line of credit (Note 6). The Participation Agreement grants Providence the option to acquire up to a 50% interest and participate in any oil and gas development on acreage the Company obtains through its Kingdom services agreement and any other leases acquired by the Company within an area of mutual interest (“AMI”), (Note 3). The AMI covers an area in Adams County, Colorado containing all of Township 1 South, Range 67 West, consisting of approximately 23,100 gross acres, with an additional one-mile border around the defined AMI area, plus any other mutually agreeable areas. Providence currently holds 13.7% of our outstanding common stock.